Eaton Vance

Floating-Rate 2022 Target Term Trust

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 130.7%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.5%
TransDigm, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	$2,933	$2,931,043
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	199	199,056
WP CPP Holdings, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	248	248,571

		$3,378,670

Automotive — 2.4%
Adient US, LLC
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024	$524	$516,923
Belron Finance US, LLC
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	221	222,024
Bright Bidco B.V.
Term Loan, 5.58%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	1,345	645,429
Chassix, Inc.
Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	246	237,028
Garrett LX III S.a.r.l.
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	99	98,381
IAA, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 28, 2026	222	223,559
L&W, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	296	287,363
Panther BF Aggregator 2 L.P.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	1,425	1,417,281
Tenneco, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,414	1,332,548
Thor Industries, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	433	422,955

		$5,403,491

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$148	$147,814

		$147,814

Brokerage/Securities Dealers/Investment Houses — 0.1%
Blackstone Mortgage Trust, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026	$150	$150,465
OZ Management L.P.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	50	50,000

		$200,465

Building and Development — 3.0%
Advanced Drainage Systems, Inc.
Term Loan, Maturing September 19, 2026(3)	$125	$125,703

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
APi Group DE, Inc.
Term Loan, Maturing September 25, 2026(3)	$575	$577,875
Beacon Roofing Supply, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	222	221,411
Brookfield Property REIT, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	371	366,344
Core & Main L.P.
Term Loan, 4.86%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	125	124,058
DTZ U.S. Borrower, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,178	2,187,518
NCI Building Systems, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	297	291,177
Quikrete Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,926,902
Werner FinCo L.P.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	858	838,506

		$6,659,494

Business Equipment and Services — 10.2%
Adtalem Global Education, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$148	$148,727
AlixPartners, LLP
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	1,394	1,397,143
Allied Universal Holdco, LLC
Term Loan, 2.13%, Maturing July 10, 2026(4)	119	119,693
Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,206	1,208,895
AppLovin Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	869	869,846
ASGN Incorporated
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	168	168,264
Belfor Holdings, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	200	200,747
Bracket Intermediate Holding Corp.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	347	345,850
Camelot UK Holdco Limited
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	438	441,328
Ceridian HCM Holding, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	569	571,473
Change Healthcare Holdings, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	3,140	3,128,771
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024	693	691,179
Deerfield Dakota Holding, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	497	489,391
EAB Global, Inc.
Term Loan, 6.38%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	542	536,332
EIG Investors Corp.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	1,699	1,667,260
IG Investment Holdings, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	173	172,308
IRI Holdings, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	620	597,567

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Iron Mountain, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	$345	$342,380
J.D. Power and Associates
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	1,271	1,273,719
KAR Auction Services, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	250	251,953
Kronos Incorporated
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	2,445	2,452,163
KUEHG Corp.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,393	1,393,606
Ping Identity Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	39	38,503
Pre-Paid Legal Services, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	202	202,407
Prime Security Services Borrower, LLC
Term Loan, 5.21%, (1 week USD LIBOR + 3.25%), Maturing September 23, 2026	1,114	1,102,760
Prometric Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	99	97,274
Red Ventures, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	428	430,524
SMG US Midco 2, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	99	98,192
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	1,419	1,395,503
Trans Union, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	173	173,659
Vungle, Inc.
Term Loan, Maturing September 19, 2026(3)	275	272,594
West Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	123	109,602
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	393	351,080

		$22,740,693

Cable and Satellite Television — 5.2%
Altice France S.A.
Term Loan, 5.72%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	$1,277	$1,270,225
Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	499	498,014
Charter Communications Operating, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	1,302	1,311,058
CSC Holdings, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	398	398,373
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	469	470,380
Radiate Holdco, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	584	582,665
Telenet Financing USD, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	1,325	1,327,760
Virgin Media Bristol, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	3,100	3,104,359
Ziggo Secured Finance Partnership
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	2,650	2,648,344

		$11,611,178

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 7.4%
Alpha 3 B.V.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,248	$1,233,855
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,889	2,894,154
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	134	134,253
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	137	137,172
Hexion, Inc.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	299	299,250
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 6.12%, (3 mo. USD LIBOR + 4.00%), Maturing August 28, 2026	100	100,500
Ineos US Finance, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,277	1,268,469
Invictus U.S., LLC
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	97	92,816
Kraton Polymers, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	1,012	1,011,848
Messer Industries GmbH
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,021	1,019,952
Momentive Performance Materials, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	673	669,736
Platform Specialty Products Corporation
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	248	249,288
PMHC II, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025	743	602,005
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	297	289,681
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025	1,909	1,915,002
Pregis TopCo Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	250	249,688
Proampac PG Borrower, LLC
Term Loan, 5.66%, (USD LIBOR + 3.50%), Maturing November 18, 2023(2)	723	693,883
Spectrum Holdings III Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	134	118,990
Starfruit Finco B.V.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,119	1,098,736
Tronox Finance, LLC
Term Loan, 4.82%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)	1,271	1,272,652
Venator Materials Corporation
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,274	1,254,890

		$16,606,820

Conglomerates — 1.1%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.26%, (3 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	$622	$618,765
Penn Engineering & Manufacturing Corp.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	1,785	1,758,343

		$2,377,108

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 5.0%
Berlin Packaging, LLC
Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing November 7, 2025(2)	$99	$97,189
Berry Global, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	374	376,294
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	733	719,226
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,395	2,307,767
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	587	566,562
Libbey Glass, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,852	1,440,090
Pelican Products, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	247	237,309
Reynolds Group Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	4,421	4,432,787
Ring Container Technologies Group, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	341	338,731
Trident TPI Holdings, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	765	740,719

		$11,256,674

Cosmetics/Toiletries — 0.1%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$250	$237,578

		$237,578

Drugs — 5.0%
Akorn, Inc.
Term Loan, 9.06%, (8.31% cash (1 mo. USD LIBOR + 6.25%), 0.75% PIK), Maturing April 16, 2021	$510	$472,027
Albany Molecular Research, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	735	723,975
Term Loan - Second Lien, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	497,500
Amneal Pharmaceuticals, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,382	1,187,520
Bausch Health Companies, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	452	454,529
Catalent Pharma Solutions, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	323	324,857
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,933	2,674,440
Jaguar Holding Company II
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	2,931	2,937,351
Mallinckrodt International Finance S.A.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	2,382	1,821,538
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	219	164,868

		$11,258,605

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ecological Services and Equipment — 2.2%
Advanced Disposal Services, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,813	$2,824,360
EnergySolutions, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	668	621,291
GFL Environmental, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	1,362	1,351,854
US Ecology, Inc.
Term Loan, Maturing August 14, 2026(3)	100	100,719

		$4,898,224

Electronics/Electrical — 19.1%
Almonde, Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,408	$1,372,777
Applied Systems, Inc.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	1,926	1,925,509
Aptean, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	199	198,503
Avast Software B.V.
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023	462	464,922
Banff Merger Sub, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,390	1,340,324
Barracuda Networks, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	867	868,821
Canyon Valor Companies, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	699	698,943
Carbonite, Inc.
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026	176	176,768
Celestica, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	124	122,357
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	297	282,150
CommScope, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	700	698,828
CPI International, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	735	723,363
Datto, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	125	125,986
DigiCert, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	1,607	1,608,444
ECI Macola/Max Holding, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	320	319,500
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	733	736,705
Energizer Holdings, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	221	221,474
Epicor Software Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	2,562	2,565,118
EXC Holdings III Corp.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	172	172,578
Financial & Risk US Holdings, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	447	449,591

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Flexera Software, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	$665	$667,277
GlobalLogic Holdings, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	173	174,116
Hyland Software, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	2,758	2,761,082
Infoblox, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	717	721,418
Infor (US), Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,929	2,935,782
Informatica, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	249	250,052
MA FinanceCo., LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	247	244,175
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	577	526,193
Marcel LUX IV S.a.r.l.
Term Loan, Maturing March 15, 2026(3)	600	593,250
Microchip Technology Incorporated
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	604	607,404
MKS Instruments, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	141	141,753
NCR Corporation
Term Loan, 0.50%, Maturing August 8, 2026(4)	200	200,500
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing August 8, 2026	175	175,438
Renaissance Holding Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	494	485,932
Seattle Spinco, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,666	1,648,278
SGS Cayman L.P.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	149	147,533
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	1,969	1,593,164
SolarWinds Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,440	1,442,986
Solera, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,523	2,514,822
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	335	337,307
SS&C Technologies, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	508	510,666
Sutherland Global Services, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	639	633,796
TriTech Software Systems
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	323	303,209
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	106	106,481
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,955	1,943,053
Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	593	590,463
Ultimate Software Group, Inc. (The)
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	650	654,144

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ultra Clean Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	$316	$309,925
Verifone Systems, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,117	1,070,982
Veritas Bermuda, Ltd.
Term Loan, 6.55%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	733	694,290
Vero Parent, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,274	1,269,352
Wall Street Systems Delaware, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	250	248,913
Western Digital Corporation
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,061	1,060,637

		$42,637,034

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$1,883	$1,893,522
IBC Capital Limited
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	222	220,609

		$2,114,131

Financial Intermediaries — 3.1%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$150	$149,434
Aretec Group, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,019	985,634
Claros Mortgage Trust, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026	300	300,368
Clipper Acquisitions Corp.
Term Loan, 3.82%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	442	442,125
Donnelley Financial Solutions, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	406	406,758
EIG Management Company, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	99	98,869
Focus Financial Partners, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,140	1,146,144
Franklin Square Holdings L.P.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	198	198,990
Greenhill & Co., Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	536	532,898
GreenSky Holdings, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,330	1,328,088
Harbourvest Partners, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	178	178,580
Starwood Property Trust, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	200	200,745
StepStone Group L.P.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	246	246,866
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026	519	521,497
Virtus Investment Partners, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	62	62,498

		$6,799,494

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 2.8%
Alphabet Holding Company, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,372	$1,273,817
B&G Foods, Inc.
Term Loan, Maturing September 17, 2026(3)	100	100,562
Badger Buyer Corp.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	492	423,518
CHG PPC Parent, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	198	197,747
Del Monte Foods, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	835	630,385
Hearthside Food Solutions, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	669	630,663
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	174	165,437
HLF Financing S.a.r.l.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	421	421,990
JBS USA Lux S.A.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	2,116	2,129,377
Nomad Foods Europe Midco Limited
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	247	247,770

		$6,221,266

Food Service — 2.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$2,836	$2,848,890
Aramark Services, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	327,656
Dhanani Group, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	197	181,241
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	716	713,841
Restaurant Technologies, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	74	74,577
US Foods, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	320	321,472
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	650	653,402

		$5,121,079

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026	$1,755	$1,767,680
Diplomat Pharmacy, Inc.
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	179	168,372

		$1,936,052

Health Care — 13.1%
ADMI Corp.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	$691	$685,634
Alliance Healthcare Services, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	239	227,109
athenahealth, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	746	743,296

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Athletico Management, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$223	$223,871
Avantor, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	200	201,254
BioClinica, Inc.
Term Loan, 6.44%, (2 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	733	706,468
BW NHHC Holdco, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	395	337,725
Carestream Dental Equipment, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	735	717,084
Certara L.P.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	980	976,325
CHG Healthcare Services, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,301	2,300,510
Concentra, Inc.
Term Loan, 4.54%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2022	146	147,081
CryoLife, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	172	173,012
DaVita, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing August 12, 2026	350	352,358
Ensemble RCM, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	200	200,500
Envision Healthcare Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	2,510	2,053,651
Gentiva Health Services, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	972	978,755
GHX Ultimate Parent Corporation
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	1,369	1,360,928
Greatbatch Ltd.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	634	637,958
Hanger, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	419	420,325
Inovalon Holdings, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	495	498,480
IQVIA, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,344	1,351,222
MPH Acquisition Holdings, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	1,802	1,720,027
National Mentor Holdings, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	10	10,268
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	164	164,489
Navicure, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	246	246,026
Term Loan, Maturing September 18, 2026(3)	375	375,117
One Call Corporation
Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	481	389,755
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,790	1,736,109
Parexel International Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	861	820,168
Phoenix Guarantor, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	748	750,697

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Radiology Partners Holdings, LLC
Term Loan, 7.22%, (USD LIBOR + 4.75%), Maturing July 9, 2025(2)	$199	$196,449
Select Medical Corporation
Term Loan, 4.58%, (USD LIBOR + 2.50%), Maturing March 6, 2025(2)	2,071	2,074,655
Sotera Health Holdings, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	920	910,723
Sound Inpatient Physicians
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	198	196,636
Surgery Center Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	729	714,267
Team Health Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	741	613,382
Tecomet, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	1,271	1,265,720
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	720	705,275
Verscend Holding Corp.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	594	596,847
Viant Medical Holdings, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	198	185,378
Wink Holdco, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	172	169,412

		$29,134,946

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	$2,209	$1,367,839

		$1,367,839

Industrial Equipment — 6.8%
AI Alpine AT Bidco GmbH
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$99	$97,141
Altra Industrial Motion Corp.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	275	275,543
Apex Tool Group, LLC
Term Loan, 7.54%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	933	908,092
Carlisle Foodservice Products, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	99	94,325
Clark Equipment Company
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	1,591	1,596,156
CPM Holdings, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	124	122,279
Delachaux Group S.A.
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026	175	174,453
DXP Enterprises, Inc.
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	196	197,715
Dynacast International, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	1,270	1,222,449
Engineered Machinery Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	860	845,359
EWT Holdings III Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,910	1,919,314

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Filtration Group Corporation
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	$1,115	$1,118,817
Gardner Denver, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	343	344,172
Gates Global, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	1,955	1,930,649
Hayward Industries, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	735	712,721
LTI Holdings, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	173	164,371
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	75	73,313
Pro Mach Group, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	99	96,062
Rexnord, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	1,361	1,370,329
Robertshaw US Holding Corp.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	394	361,495
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	99	90,850
Tank Holding Corp.
Term Loan, 6.52%, (USD LIBOR + 4.00%), Maturing March 26, 2026(2)	200	200,667
Thermon Industries, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	98	97,869
Titan Acquisition Limited
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,157	1,111,080

		$15,125,221

Insurance — 4.4%
Alliant Holdings Intermediate, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$883	$868,964
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	175	173,526
AmWINS Group, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	521	521,735
Asurion, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,184	1,188,601
Term Loan - Second Lien, 8.54%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,875	1,907,031
FrontDoor, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	173	174,329
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	1,901	1,882,521
NFP Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	1,391	1,369,185
Sedgwick Claims Management Services, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	471	464,720
USI, Inc.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,274	1,253,829

		$9,804,441

Leisure Goods/Activities/Movies — 4.3%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$721	$725,433
Ancestry.com Operations, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	1,596	1,587,354

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BidFair MergeRight, Inc.
Term Loan, Maturing January 23, 2027(3)	$275	$272,594
ClubCorp Holdings, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	661	591,105
Crown Finance US, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	615	611,539
Term Loan, Maturing September 20, 2026(3)	575	573,706
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	1,000	989,994
Live Nation Entertainment, Inc.
Term Loan, 3.69%, (1 week USD LIBOR + 1.75%), Maturing October 31, 2023	2,932	2,948,215
NASCAR Holdings, Inc.
Term Loan, Maturing July 27, 2026(3)	300	302,508
Steinway Musical Instruments, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	345	342,595
Travel Leaders Group, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	370	370,775
UFC Holdings, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	175	175,387

		$9,491,205

Lodging and Casinos — 6.2%
Aimbridge Acquisition Co., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$100	$99,500
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	209	210,458
Boyd Gaming Corporation
Term Loan, 4.17%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	2,537	2,548,755
CCM Merger, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing August 8, 2021	866	868,507
CityCenter Holdings, LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	197	197,681
Four Seasons Hotels Limited
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,932	2,949,440
Golden Nugget, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	3,092	3,090,821
GVC Holdings PLC
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	419	419,802
Hanjin International Corp.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	200	200,500
Playa Resorts Holding B.V.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	466	454,093
Stars Group Holdings B.V. (The)
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	1,468	1,475,515
VICI Properties 1, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	811	814,519
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	495	497,991

		$13,827,582

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.2%
Murray Energy Corporation
Term Loan, 9.35%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	$735	$291,999
Oxbow Carbon, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	228	228,125

		$520,124

Oil and Gas — 3.5%
Apergy Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$107	$106,937
Blackstone CQP Holdco L.P.
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	399	401,432
Centurion Pipeline Company, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	99	99,498
CITGO Holding, Inc.
Term Loan, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing July 24, 2023	100	102,188
CITGO Petroleum Corporation
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	1,954	1,963,496
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	970	976,188
Delek US Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	75	74,622
Equitrans Midstream Corporation
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	744	744,840
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	1,500	1,304,062
McDermott Technology Americas, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	493	314,926
Prairie ECI Acquiror L.P.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,146	1,126,186
PSC Industrial Holdings Corp.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	295	294,197
UGI Energy Services, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	399	402,491

		$7,911,063

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,274	$1,271,014
Getty Images, Inc.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	721	718,805
Harland Clarke Holdings Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	576	454,587
ProQuest, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,036	1,037,860

		$3,482,266

Radio and Television — 4.0%
Cumulus Media New Holdings, Inc.
Term Loan, Maturing March 17, 2026(3)	$200	$200,792
Diamond Sports Group, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,675	1,686,254
E.W. Scripps Company (The)
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	124	124,670

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Entercom Media Corp.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	$847	$848,951
Entravision Communications Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	346	337,025
Gray Television, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	273	274,375
Hubbard Radio, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	1,206	1,206,626
iHeartCommunications, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	1,064	1,072,721
Mission Broadcasting, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	133	133,715
Nexstar Broadcasting, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	670	671,237
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	200	201,229
Sinclair Television Group, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	250	251,485
Univision Communications, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,914	1,863,143

		$8,872,223

Retailers (Except Food and Drug) — 2.5%
Apro, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,250	$1,251,729
Ascena Retail Group, Inc.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	860	484,148
BJ’s Wholesale Club, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	1,092	1,096,288
Global Appliance, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	380	379,219
Hoya Midco, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	730	721,818
LSF9 Atlantis Holdings, LLC
Term Loan, 8.04%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	371	347,061
PetSmart, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	1,225	1,196,417

		$5,476,680

Steel — 2.3%
Atkore International, Inc.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$1,982	$1,988,620
GrafTech Finance, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	1,034	1,008,947
Phoenix Services International, LLC
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	345	335,270
Zekelman Industries, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,747	1,749,401

		$5,082,238

Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$147	$148,185
Kenan Advantage Group, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	297	284,572
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	974	934,341

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PODS, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	$221	$220,409
XPO Logistics, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	226,375

		$1,813,882

Telecommunications — 5.3%
CenturyLink, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$2,080	$2,068,151
Colorado Buyer, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	733	663,936
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	757	701,921
Intelsat Jackson Holdings S.A.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	900	902,700
Onvoy, LLC
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	782	658,797
Plantronics, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	495	494,549
Sprint Communications, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,932	2,914,737
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	298	297,562
Syniverse Holdings, Inc.
Term Loan, 7.03%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	369	348,251
Telesat Canada
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	2,805	2,817,050

		$11,867,654

Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	$1,291	$1,296,571
Calpine Corporation
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,954	1,963,852
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	349	350,725
Granite Acquisition, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	49	49,378
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,226	1,230,994
Pike Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026	195	196,468
Talen Energy Supply, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	300	299,617
USIC Holdings, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	320	318,223
Vistra Operations Company, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	394	395,789

		$6,101,617

Total Senior Floating-Rate Loans (identified cost $298,553,396)		$291,484,851

Corporate Bonds & Notes — 24.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.6%
Air Canada
7.75%, 4/15/21(5)	$2,000	$2,152,500
American Airlines Group, Inc.
5.00%, 6/1/22(5)	500	519,800
Bombardier, Inc.
6.125%, 1/15/23(5)	1,000	1,021,000
TransDigm, Inc.
6.00%, 7/15/22	1,000	1,017,500
United Airlines Holdings, Inc.
4.25%, 10/1/22	1,000	1,035,550

		$5,746,350

Automotive — 0.2%
ZF North America Capital, Inc.
4.50%, 4/29/22(5)	$545	$557,903

		$557,903

Building and Development — 1.4%
Griffon Corp.
5.25%, 3/1/22	$1,150	$1,164,375
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(5)	1,000	1,032,500
Standard Industries, Inc.
5.50%, 2/15/23(5)	1,000	1,022,500

		$3,219,375

Cable and Satellite Television — 1.8%
Cablevision Systems Corp.
5.875%, 9/15/22	$925	$999,000
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	1,000	1,018,750
CSC Holdings, LLC
5.125%, 12/15/21(5)	1,000	1,001,450
DISH DBS Corp.
5.00%, 3/15/23	1,000	1,014,050

		$4,033,250

Consumer Products — 0.2%
Mattel, Inc.
2.35%, 8/15/21	$475	$464,313

		$464,313

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(5)	$1,000	$1,015,480

		$1,015,480

Drugs — 1.0%
Bausch Health Companies, Inc.
6.50%, 3/15/22(5)	$1,000	$1,035,000

Security	Principal Amount (000’s omitted)	Value
Teva Pharmaceutical Finance Co., B.V.
3.65%, 11/10/21	$250	$232,188
Teva Pharmaceutical Finance IV, LLC
2.25%, 3/18/20	1,000	988,750

		$2,255,938

Ecological Services and Equipment — 0.4%
GFL Environmental, Inc.
5.375%, 3/1/23(5)	$1,000	$1,017,300

		$1,017,300

Electronics/Electrical — 1.5%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,085,000
CommScope, Inc.
5.00%, 6/15/21(5)	900	903,645
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,020,000
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(5)	338	335,784

		$3,344,429

Energy — 0.5%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23	$1,000	$1,028,750

		$1,028,750

Financial Intermediaries — 1.3%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,040,000
Ford Motor Credit Co., LLC
5.875%, 8/2/21	300	314,314
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	514,250
Navient Corp.
5.50%, 1/25/23	1,007	1,043,504

		$2,912,068

Food/Drug Retailers — 0.0%(6)
Safeway, Inc.
3.95%, 8/15/20	$100	$100,500
4.75%, 12/1/21	9	9,180

		$109,680

Health Care — 1.2%
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(5)(7)	$455	$459,550
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(5)(7)	206	208,060
HCA, Inc.
7.50%, 2/15/22	1,000	1,110,800
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(5)	836	890,340

		$2,668,750

Security	Principal Amount (000’s omitted)	Value
Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,060,000

		$1,060,000

Leisure Goods/Activities/Movies — 0.5%
Sabre GLBL, Inc.
5.375%, 4/15/23(5)	$1,000	$1,025,000

		$1,025,000

Lodging and Casinos — 1.3%
MGM Resorts International
6.625%, 12/15/21	$1,000	$1,087,000
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	676	692,900
Studio City Co., Ltd.
7.25%, 11/30/21(5)	1,000	1,026,500

		$2,806,400

Metals/Mining — 0.5%
Hecla Mining Co.
6.875%, 5/1/21	$65	$64,675
Hudbay Minerals, Inc.
7.25%, 1/15/23(5)	1,000	1,036,250

		$1,100,925

Nonferrous Metals/Minerals — 0.1%
First Quantum Minerals, Ltd.
7.25%, 4/1/23(5)	$200	$198,000
New Gold, Inc.
6.25%, 11/15/22(5)	62	62,477

		$260,477

Oil and Gas — 2.8%
Antero Resources Corp.
5.125%, 12/1/22	$1,000	$882,500
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(5)	775	778,642
Energy Transfer Operating, L.P.
4.25%, 3/15/23	1,000	1,045,621
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(5)	500	437,500
Precision Drilling Corp.
6.50%, 12/15/21	236	232,554
Tervita Escrow Corp.
7.625%, 12/1/21(5)	1,287	1,314,349
Transocean, Inc.
8.375%, 12/15/21	750	772,500
Whiting Petroleum Corp.
5.75%, 3/15/21	836	801,540

		$6,265,206

Security	Principal Amount (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 0.3%
iStar, Inc.
5.25%, 9/15/22	$600	$614,250

		$614,250

Road & Rail — 0.7%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(5)	$1,500	$1,530,000

		$1,530,000

Steel — 0.5%
Allegheny Technologies, Inc.
5.95%, 1/15/21	$1,000	$1,026,875

		$1,026,875

Surface Transport — 1.3%
DAE Funding, LLC
5.25%, 11/15/21(5)	$1,000	$1,042,500
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(5)	1,000	1,056,400
XPO Logistics, Inc.
6.50%, 6/15/22(5)	750	765,000

		$2,863,900

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(5)	$1,000	$1,017,250

		$1,017,250

Telecommunications — 3.1%
Altice Financing S.A.
6.625%, 2/15/23(5)	$335	$344,631
Altice Luxembourg S.A.
7.75%, 5/15/22(5)	219	224,201
CenturyLink, Inc.
5.80%, 3/15/22	1,000	1,058,750
Hughes Satellite Systems Corp.
7.625%, 6/15/21	1,000	1,080,000
SBA Communications Corp.
4.00%, 10/1/22	90	92,250
Sprint Communications, Inc.
6.00%, 11/15/22	2,000	2,130,000
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,021,190
Zayo Group, LLC/Zayo Capital, Inc.
6.00%, 4/1/23	1,000	1,031,250

		$6,982,272

Total Corporate Bonds & Notes (identified cost $54,384,620)		$54,926,141

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.1%
Rovi Corp.
0.50%, 3/1/20	$292	$287,810

Total Convertible Bonds (identified cost $287,432)		$287,810

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(8)	1,959,587	$1,959,391

Total Short-Term Investments (identified cost $1,959,391)		$1,959,391

Total Investments — 156.3% (identified cost $355,184,839)		$348,658,193

Less Unfunded Loan Commitments — (0.2)%		$(319,369)

Net Investments — 156.1% (identified cost $354,865,470)		$348,338,824

Notes Payable — (42.1)%		$(94,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.3)%		$(31,965,235)

Other Assets, Less Liabilities — 0.3%		$725,287

Net Assets Applicable to Common Shares — 100.0%		$223,098,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after September 30, 2019, at which time the interest rate will be determined.

(4)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2019, the total value of unfunded loan commitments is $320,193.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $25,031,512 or 11.2% of the Trust’s net assets applicable to common shares.

(6)	Amount is less than 0.05%.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at September 30, 2019.

At September 30, 2019, the value of the Trust’s investment in affiliated funds was $1,959,391, which represents 0.9% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$6,727,116	$26,400,115	$(31,166,627)	$(1,213)	$—	$1,959,391	$48,857	1,959,587

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$291,165,482	$—	$291,165,482
Corporate Bonds & Notes	—	54,926,141	—	54,926,141
Convertible Bonds	—	287,810	—	287,810
Short-Term Investments	—	1,959,391	—	1,959,391
Total Investments	$—	$348,338,824	$—	$348,338,824

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.